COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Significant Ranges of Outstanding and Exercisable Stock Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Options Outstanding
Number outstanding (in shares)	558,215
Weighted-average remaining contractual life	4 years 6 months 11 days
Weighted-average exercise price per share (in dollars per share)	$ 6.33
Stock Options Exercisable
Number Exercisable (in shares)	327,103
Weighted-average exercise price per share (in dollars per share)	$ 8.68
Options exercisable and expected to vest at the end of the period
Number of options exercisable (in shares)	327,103
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 8.68
Number of options expected to vest (in shares)	500,275
Weighted-average exercise price per share of options expected to vest (in dollars per share)	$ 6.71
$ 2.70 - $ 2.70 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 2.70
Exercise price, high end of range (in dollars per share)	$ 2.70
Stock Options Outstanding
Number outstanding (in shares)	26,666
Weighted-average remaining contractual life	9 years 10 months 28 days
Weighted-average exercise price per share (in dollars per share)	$ 2.70
Stock Options Exercisable
Number Exercisable (in shares)	0
Weighted-average exercise price per share (in dollars per share)
$ 2.87 - $ 2.87 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 2.87
Exercise price, high end of range (in dollars per share)	$ 2.87
Stock Options Outstanding
Number outstanding (in shares)	100,000
Weighted-average remaining contractual life	9 years 7 months 20 days
Weighted-average exercise price per share (in dollars per share)	$ 2.87
Stock Options Exercisable
Number Exercisable (in shares)	0
Weighted-average exercise price per share (in dollars per share)
$ 2.97 - $ 2.97 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 2.97
Exercise price, high end of range (in dollars per share)	$ 2.97
Stock Options Outstanding
Number outstanding (in shares)	26,666
Weighted-average remaining contractual life	4 years 9 months 29 days
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Stock Options Exercisable
Number Exercisable (in shares)	13,332
Weighted-average exercise price per share (in dollars per share)	$ 2.97
$ 3.21 - $ 3.21 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 3.21
Exercise price, high end of range (in dollars per share)	$ 3.21
Stock Options Outstanding
Number outstanding (in shares)	191,054
Weighted-average remaining contractual life	4 years 5 months 26 days
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Stock Options Exercisable
Number Exercisable (in shares)	104,386
Weighted-average exercise price per share (in dollars per share)	$ 3.21
$ 4.17 - $ 6.51 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 4.17
Exercise price, high end of range (in dollars per share)	$ 6.51
Stock Options Outstanding
Number outstanding (in shares)	88,236
Weighted-average remaining contractual life	2 years 2 months 19 days
Weighted-average exercise price per share (in dollars per share)	$ 5.28
Stock Options Exercisable
Number Exercisable (in shares)	83,792
Weighted-average exercise price per share (in dollars per share)	$ 5.34
$ 8.46 - $ 9.72 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 8.46
Exercise price, high end of range (in dollars per share)	$ 9.72
Stock Options Outstanding
Number outstanding (in shares)	40,325
Weighted-average remaining contractual life	6 months 14 days
Weighted-average exercise price per share (in dollars per share)	$ 9.53
Stock Options Exercisable
Number Exercisable (in shares)	40,325
Weighted-average exercise price per share (in dollars per share)	$ 9.53
$18.75 - $18.75 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 18.75
Exercise price, high end of range (in dollars per share)	$ 18.75
Stock Options Outstanding
Number outstanding (in shares)	78,636
Weighted-average remaining contractual life	1 year 1 month 17 days
Weighted-average exercise price per share (in dollars per share)	$ 18.75
Stock Options Exercisable
Number Exercisable (in shares)	78,636
Weighted-average exercise price per share (in dollars per share)	$ 18.75
$ 19.83 - $ 24.57 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 19.83
Exercise price, high end of range (in dollars per share)	$ 24.57
Stock Options Outstanding
Number outstanding (in shares)	4,786
Weighted-average remaining contractual life	8 months 8 days
Weighted-average exercise price per share (in dollars per share)	$ 20.60
Stock Options Exercisable
Number Exercisable (in shares)	4,786
Weighted-average exercise price per share (in dollars per share)	$ 20.60
$ 26.61 - $ 26.61 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 26.61
Exercise price, high end of range (in dollars per share)	$ 26.61
Stock Options Outstanding
Number outstanding (in shares)	116
Weighted-average remaining contractual life	11 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 26.61
Stock Options Exercisable
Number Exercisable (in shares)	116
Weighted-average exercise price per share (in dollars per share)	$ 26.61
$ 33.21 - $ 33.21 [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Exercise price, low end of range (in dollars per share)	$ 33.21
Exercise price, high end of range (in dollars per share)	$ 33.21
Stock Options Outstanding
Number outstanding (in shares)	1,730
Weighted-average remaining contractual life	3 months
Weighted-average exercise price per share (in dollars per share)	$ 33.21
Stock Options Exercisable
Number Exercisable (in shares)	1,730
Weighted-average exercise price per share (in dollars per share)	$ 33.21